Significant Accounting Policies - Going Concern (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Substantial doubt	true		true
Net losses	$ 11,676	$ 13,983	$ 43,174	$ 26,984
Cash flows from operations	6,745	$ 3,550	34,346	$ 23,772
Accumulated deficit	140,764		129,088
Cash and cash equivalents	$ 17,326		$ 9,061,000